SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2022
Computer hardware and software | Minimum
Fixed Assets
Useful lives of fixed assets	3 years
Computer hardware and software | Maximum
Fixed Assets
Useful lives of fixed assets	5 years
Other furniture and fixtures | Minimum
Fixed Assets
Useful lives of fixed assets	5 years
Other furniture and fixtures | Maximum
Fixed Assets
Useful lives of fixed assets	7 years